Segment reporting (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment reporting [Abstract]
Revenue	$ 1,908,646	$ 1,753,576	$ 1,218,647
Costs and expenses	(1,424,909)	(1,442,799)	(1,061,016)
Corporate income (expenses)	(78,108)	(2,872)	4,182
Depreciation and amortization	(104,733)	(95,231)	(125,122)
Profit before other income	300,896	212,674	36,691
Net income for the year	309,492	114,795	15,458
Property and operating equipment, net	2,732,539	2,271,299	1,826,132
Right-of-use assets, net	45,306	67,205	147,951
Total assets	4,607,416	3,991,912	3,266,830
Total liabilities	2,189,447	1,883,472	1,292,453
Total capital expenditures	691,640	469,460	131,345
Operating Segments [Member]
Segment reporting [Abstract]
Other assets	1,742,021	1,629,974	1,260,442
Total liabilities	2,137,532	1,832,181	1,257,094
Total capital expenditures	691,640	469,401	131,345
Operating Segments [Member] | Maritime Division [Member]
Segment reporting [Abstract]
Revenue	1,440,947	1,282,994	795,529
Costs and expenses	(1,004,376)	(1,050,110)	(704,075)
Depreciation and amortization	(68,469)	(19,300)	(36,385)
Profit before other income	368,102	213,584	55,069
Property and operating equipment, net	797,039	226,634	156,014
Right-of-use assets, net	0	0	0
Other assets	1,139,654	975,850	675,684
Total assets	1,936,693	1,202,484	831,698
Total liabilities	1,297,104	676,021	422,088
Total capital expenditures	640,685	70,545	124,118
Operating Segments [Member] | Maritime Infrastructure Division [Member]
Segment reporting [Abstract]
Revenue	327,816	262,220	200,496
Costs and expenses	(229,528)	(188,617)	(140,614)
Depreciation and amortization	(12,067)	(4,712)	(8,191)
Profit before other income	86,221	68,891	51,691
Property and operating equipment, net	573,696	574,093	182,762
Right-of-use assets, net	0	0	1,383
Other assets	346,123	357,566	322,046
Total assets	919,819	931,659	506,191
Total liabilities	399,613	450,452	73,753
Total capital expenditures	49,462	396,057	6,582
Operating Segments [Member] | Logistics, Ports and Terminals Division [Member]
Segment reporting [Abstract]
Revenue	83,079	61,942	73,115
Costs and expenses	(82,047)	(74,717)	(95,844)
Depreciation and amortization	(8,314)	(12,957)	(13,059)
Profit before other income	(7,282)	(25,732)	(35,788)
Property and operating equipment, net	1,196,052	1,216,359	1,284,274
Right-of-use assets, net	45,306	47,504	49,437
Other assets	201,969	225,587	153,529
Total assets	1,443,327	1,489,450	1,487,240
Total liabilities	424,111	437,077	449,429
Total capital expenditures	1,057	2,054	495
Operating Segments [Member] | Warehousing Division [Member]
Segment reporting [Abstract]
Revenue	56,804	146,420	149,507
Costs and expenses	(108,958)	(129,355)	(120,483)
Depreciation and amortization	(6,062)	(56,084)	(65,296)
Profit before other income	(58,216)	(39,019)	(36,272)
Property and operating equipment, net	0	85,537	80,352
Right-of-use assets, net	0	19,701	97,131
Other assets	54,275	70,971	109,183
Total assets	54,275	176,209	286,666
Total liabilities	16,704	268,631	311,824
Total capital expenditures	436	745	150
Shared Accounts [Member] | Other Businesses [Member]
Segment reporting [Abstract]
Revenue	0	0	0
Costs and expenses	0	0	0
Corporate income (expenses)	(78,108)	(2,872)	4,182
Depreciation and amortization	(9,821)	(2,178)	(2,191)
Profit before other income	(87,929)	(5,050)	1,991
Property and operating equipment, net	165,752	168,676	122,730
Right-of-use assets, net	0	0	0
Other assets	0	0	0
Shared assets	87,550	23,434	32,305
Total assets	253,302	192,110	155,035
Total liabilities	51,915	51,291	35,359
Total capital expenditures	0	59	0
Unallocated Amounts [Member]
Segment reporting [Abstract]
Profit before other income	$ 8,596	$ (97,879)	$ (21,233)